Significant Credit Concentrations (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Maximum Credit Exposure by Category
On-balance sheet	$ 141	$ 142
Individuals [Member]
Maximum Credit Exposure by Category
On-balance sheet	95	92
Unused lines-of-credit	253	238
Financial Institutions [Member]
Maximum Credit Exposure by Category
On-balance sheet	25	28
United States Government And Agencies [Member]
Maximum Credit Exposure by Category
On-balance sheet	5	6
Other Concentration [Member]
Maximum Credit Exposure by Category
On-balance sheet	$ 16	$ 16